Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Apr. 02, 2014 Subsequent Event	Apr. 22, 2014 Subsequent Event Nidec Copal Electronics	Apr. 22, 2014 Subsequent Event Nidec-Read
Subsequent Event [Line Items]
Cash dividend declared	¥ 7,585	¥ 7,585
Cash dividend declared, payable date	Jun. 03, 2014
Cash dividend declared, record date	Mar. 31, 2014
Share exchange ratio			0.138	0.243
Number of shares allocated for share exchange			3,160,584	1,421,513